UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

Semi-Annual Report
October 31, 2013

Emerging Markets	Fund

Asia	Fund

Emerging Markets	Great Consumer Fund

Asia	Great Consumer Fund

Global	Great Consumer Fund

Global	Dynamic Bond Fund

i

Mirae Asset Discovery Funds
Expense Examples
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at May 1, 2013 and held for the entire period from May 1, 2013 through October 31, 2013 (unless otherwise noted).

The Actual Expense figures in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Actual Ending Account Value	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period	Annualized Expense Ratio During Period
Fund		5/1/2013	10/31/2013	10/31/2013	5/1/13 - 10/31/13(1)	5/1/13 - 10/31/13(1)	5/1/13 - 10/31/13

Emerging Markets Fund	Class A	$1,000.00	$1,008.30	$1,015.65	$9.16	$9.35	1.81%
	Class C	1,000.00	1,004.20	1,011.77	12.93	13.23	2.56%
	Class I	1,000.00	1,009.30	1,016.94	7.90	8.06	1.56%

Asia Fund	Class A	1,000.00	1,048.70	1,015.91	9.09	9.09	1.76%
	Class C	1,000.00	1,044.80	1,012.03	12.94	12.97	2.51%
	Class I	1,000.00	1,050.10	1,017.20	7.80	7.80	1.51%

Emerging Markets Great Consumer Fund	Class A	1,000.00	1,006.60	1,015.44	9.36	9.56	1.85%
	Class C	1,000.00	1,003.40	1,011.57	13.13	13.43	2.60%
	Class I	1,000.00	1,007.40	1,016.73	8.10	8.27	1.60%

Asia Great Consumer Fund	Class A	1,000.00	1,001.80	1,015.70	9.08	9.30	1.80%
	Class C	1,000.00	998.20	1,011.82	12.84	13.18	2.55%
	Class I	1,000.00	1,003.50	1,016.99	7.83	8.01	1.55%

Global Great Consumer Fund	Class A	1,000.00	1,181.30	1,015.96	9.62	9.04	1.75%
	Class C	1,000.00	1,177.90	1,012.08	13.72	12.92	2.50%
	Class I	1,000.00	1,182.90	1,017.25	8.25	7.75	1.50%

Global Dynamic Bond Fund	Class A	1,000.00	976.10	1,019.06	5.73	5.94	1.15%
	Class C	1,000.00	972.60	1,015.18	9.45	9.82	1.90%
	Class I	1,000.00	976.40	1,020.35	4.48	4.65	0.90%

(1)  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2013
(Unaudited)

	Shares	Value
Common Stocks (91.1%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	30,500	$250,080
AIA Group Ltd. (Insurance)	118,200	599,934
AVI Ltd. (Food Products)	40,899	240,614
BR Malls Participacoes SA (Real Estate Management & Development)	18,000	174,406
Cemex Sab de CV* (Construction Materials)	313,160	332,715
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)	112,000	289,650
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	146,000	230,503
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	137,000	281,323
Cognizant Technology Solutions Corp.* (IT Services)	6,403	556,612
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)	3,671	185,092
Copa Holdings SA (Airlines)	3,074	459,686
Credicorp Ltd. (Commercial Banks)	2,605	355,843
Del Monte Pacific Ltd. (Food Products)	393,800	261,622
Eurasia Drilling Co. Ltd. - Registered GDR (Energy Equipment & Services)	7,265	307,673
Even Construtora e Incorporadora SA (Household Durables)	54,567	203,445
Fibra Uno Administracion SA (Real Estate Investment Trusts)	129,135	399,915
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	94,000	701,410
Global Logistic Properties Ltd. (Real Estate Management & Development)	107,000	266,229
Grupo Aeroportuario del Sureste SAB de CV (Airlines)	15,000	178,511
Grupo Financiero Banorte Sab de CV (Commercial Banks)	49,680	318,064
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	3,381	218,355
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	10,596	147,439
HSBC Holdings PLC (Commercial Banks)	35,896	395,639
Hutchison Whampoa Ltd. (Industrial Conglomerates)	33,000	411,180
Industrial & Commerical Bank of China Ltd. (Commercial Banks)	582,000	407,628
Koc Holdings AS (Industrial Conglomerates)	48,115	236,248
Lenovo Group Ltd. (Computers & Peripherals)	296,000	316,892
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)	67,775	277,082
LT Group, Inc. (Beverages)	647,700	249,185
Lupin Ltd. (Pharmaceuticals)	24,488	353,831
Magazine Luiza SA* (Multiline Retail)	43,848	185,996
Malayan Banking Bhd (Commercial Banks)	78,468	242,810
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	368,300	328,628
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)	16,062	366,214
ORION Corp. (Food Products)	506	493,763
Prada SpA (Textiles, Apparel & Luxury Goods)	26,200	255,484
PT Bank Mandiri Tbk (Commercial Banks)	216,301	165,130
PT Matahari Department Store Tbk* (Multiline Retail)	95,000	103,728
PT Media Nusantara Citra Tbk (Media)	821,500	182,313
Samsonite International SA (Textiles, Apparel & Luxury Goods)	114,000	311,733
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	548	756,914
Sul America SA (Insurance)	39,228	287,256
Sun Art Retail Group Ltd. (Food & Staples Retailing)	182,000	298,137
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	107,000	398,819
Tata Motors Ltd. (Automobiles)	46,212	286,635
Tencent Holdings Ltd. (Internet Software & Services)	7,600	414,860
Universal Robina Corp. (Food Products)	96,750	285,546
Yandex NV* (Internet Software & Services)	8,100	298,566
TOTAL COMMON STOCKS (Cost $13,445,025)		15,269,338

Preferred Stocks (4.6%)
Companhia de Bebidas DAS Americas (Ambev) (Beverages)	5,300	197,768
Itau Unibanco Holding SA (Commercial Banks)	17,700	273,451
Vale SA - Sponsored ADR (Metals & Mining)	21,022	5,307

TOTAL PREFERRED STOCKS (Cost $917,290)		778,981

TOTAL INVESTMENTS (Cost $14,362,315) — 95.7%		16,048,319

Net other assets (liabilities) — 4.3%		725,911

NET ASSETS — 100.0%		$16,774,230

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2013
(Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2013:			The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Airlines	$638,197	3.8%	Brazil	$1,815,176	10.8%
Automobiles	286,635	1.7%	China	1,718,840	10.3%
Beverages	446,953	2.7%	Cyprus	307,673	1.8%
Commercial Banks	2,158,565	12.8%	Hong Kong	2,940,049	17.6%
Computers & Peripherals	316,892	1.9%	India	1,344,517	8.0%
Construction Materials	332,715	2.0%	Indonesia	451,171	2.7%
Diversified Telecommunication Services	230,503	1.4%	Italy	255,484	1.5%
Energy Equipment & Services	307,673	1.8%	Malaysia	242,810	1.4%
Food & Staples Retailing	483,229	2.9%	Mexico	1,229,205	7.3%
Food Products	1,281,545	7.6%	Panama	459,686	2.7%
Health Care Providers & Services	277,082	1.7%	Peru	355,843	2.1%
Hotels, Restaurants & Leisure	1,248,393	7.3%	Philippines	796,353	4.7%
Household Durables	203,445	1.2%	Russia	664,780	4.0%
Industrial Conglomerates	647,428	3.9%	Singapore	266,229	1.6%
Insurance	887,190	5.4%	South Africa	517,696	3.1%
Internet Software & Services	713,426	4.3%	South Korea	1,469,032	8.9%
IT Services	556,612	3.3%	Taiwan	398,819	2.4%
Media	182,313	1.1%	Thailand	578,708	3.4%
Metals & Mining	307,762	1.8%	Turkey	236,248	1.4%
Multiline Retail	289,724	1.7%	Other	725,911	4.3%
Oil, Gas & Consumable Fuels	570,973	3.4%	Total	$16,774,230	100.0%
Pharmaceuticals	353,831	2.1%
Real Estate Investment Trusts	399,915	2.3%
Real Estate Management & Development	440,635	2.6%
Semiconductors & Semiconductor Equipment	1,155,733	7.0%
Textiles, Apparel & Luxury Goods	567,217	3.4%
Thrifts & Mortgage Finance	147,439	0.9%
Wireless Telecommunication Services	616,294	3.7%
Other	725,911	4.3%
Total	$16,774,230	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2013
(Unaudited)

	Shares	Value
Common Stocks (97.4%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	30,000	$245,981
AIA Group Ltd. (Insurance)	101,600	515,680
Baidu, Inc.* (Internet Software & Services)	389	62,590
Biostime International Holdings Ltd. (Food Products)	19,000	143,980
China Longyuan Power Group Corp. (Independent Power Producers & Energy Traders)	163,000	187,330
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)	118,000	305,167
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	134,000	211,557
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	127,000	260,788
Cognizant Technology Solutions Corp.* (IT Services)	6,597	573,477
DBS Group Holdings Ltd. (Commercial Banks)	27,000	363,942
Del Monte Pacific Ltd. (Food Products)	380,700	252,919
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	74,000	552,175
Global Logistic Properties Ltd. (Real Estate Management & Development)	102,000	253,789
HFDC Bank Ltd. (Commercial Banks)	22,819	252,810
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	2,951	190,585
HSBC Holdings PLC (Commercial Banks)	35,977	396,532
Hutchison Whampoa Ltd. (Industrial Conglomerates)	36,000	448,561
Industrial & Commerical Bank of China Ltd. (Commercial Banks)	391,000	273,853
Lenovo Group Ltd. (Computers & Peripherals)	226,000	241,951
LT Group, Inc. (Beverages)	552,900	212,713
Lupin Ltd. (Pharmaceuticals)	21,113	305,065
Malayan Banking Bhd (Commercial Banks)	55,549	171,890
Melco Crown Entertainment Ltd. - Sponsored ADR* (Hotels, Restaurants & Leisure)	13,897	460,825
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	285,800	255,014
ORION Corp. (Food Products)	506	493,763
Ping An Insurance (Group) Co. of China Ltd. (Insurance)	52,000	409,477
Prada SpA (Textiles, Apparel & Luxury Goods)	25,000	243,783
PT Bank Mandiri Tbk (Commercial Banks)	211,179	161,220
PT Matahari Department Store Tbk* (Multiline Retail)	88,500	96,631
PT Media Nusantara Citra Tbk (Media)	897,000	199,068
Samsonite International SA (Textiles, Apparel & Luxury Goods)	106,200	290,403
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	589	813,543
Shree Cement Ltd. (Construction Materials)	2,375	171,423
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	30,000	91,312
Sun Art Retail Group Ltd. (Food & Staples Retailing)	142,000	232,613
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	111,000	413,728
Tata Motors Ltd. (Automobiles)	50,454	312,946
Tencent Holdings Ltd. (Internet Software & Services)	6,800	371,190
United Spirits Ltd. (Beverages)	4,865	203,796
Universal Robina Corp. (Food Products)	97,570	287,967
WuXi PharmaTech Caymen, Inc.* (Life Sciences Tools & Services)	6,614	193,460
TOTAL COMMON STOCKS (Cost $10,372,348)		12,125,497

TOTAL INVESTMENTS (Cost $10,372,348) — 97.4%		12,125,497

Net other assets (liabilities) — 2.6%		323,350

NET ASSETS — 100.0%		$12,448,847

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2013
(Unaudited)

The Asia Fund invested in the following industries as of October 31, 2013:			The Asia Fund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$312,946	2.5%	China	$2,377,232	19.1%
Beverages	416,509	3.3%	Hong Kong	3,180,900	25.5%
Commercial Banks	1,620,247	13.1%	India	1,819,517	14.6%
Computers & Peripherals	241,951	1.9%	Indonesia	456,919	3.7%
Construction Materials	171,423	1.4%	Italy	243,783	2.0%
Diversified Telecommunication Services	302,869	2.4%	Malaysia	171,890	1.4%
Food & Staples Retailing	232,613	1.9%	Philippines	753,599	6.1%
Food Products	1,178,629	9.6%	Singapore	709,043	5.7%
Hotels, Restaurants & Leisure	1,458,599	11.6%	South Korea	1,497,891	12.0%
Independent Power Producers & Energy Traders	187,330	1.5%	Taiwan	413,728	3.3%
Industrial Conglomerates	448,561	3.6%	Thailand	500,995	4.0%
Insurance	925,157	7.3%	Other	323,350	2.6%
Internet Software & Services	433,780	3.5%	Total	$12,448,847	100.0%
IT Services	573,477	4.6%
Life Sciences Tools & Services	193,460	1.6%
Media	199,068	1.6%
Multiline Retail	96,631	0.8%
Oil, Gas & Consumable Fuels	565,955	4.6%
Pharmaceuticals	305,065	2.5%
Real Estate Management & Development	253,789	2.0%
Semiconductors & Semiconductor Equipment	1,227,271	9.8%
Textiles, Apparel & Luxury Goods	534,186	4.3%
Wireless Telecommunication Services	245,981	2.0%
Other	323,350	2.6%
Total	$12,448,847	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2013
(Unaudited)

		Shares	Value
Common Stocks (90.2%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		137,100	$1,124,132
AIA Group Ltd. (Insurance)		306,200	1,554,144
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		118,195	1,748,113
AVI Ltd. (Food Products)		215,085	1,265,370
Banregio Grupo Financiero SAB de CV (Commercial Banks)		147,080	814,130
BR Malls Participacoes SA (Real Estate Management & Development)		105,800	1,025,121
Brilliance China Automotive Holdings Ltd. (Automobiles)		1,096,000	1,916,954
Coca-Cola Icecek AS (Beverages)		50,415	1,446,093
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		25,195	1,270,332
Copa Holdings SA (Airlines)		12,980	1,941,029
Credicorp Ltd. (Commercial Banks)		13,080	1,786,728
Eurocash SA (Food & Staples Retailing)		103,187	1,586,899
Fomento Economico Mexicano SAB de CV (Beverages)		93,150	870,778
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		329,000	2,454,940
Godrej Consumer Products Ltd. (Personal Products)		61,923	878,208
Grupo Aeroportuario del Sureste SAB de CV (Airlines)		86,700	1,031,794
Hengan International Group Co. Ltd. (Personal Products)		86,500	1,059,382
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		38,132	2,462,680
Hypermarcas SA (Personal Products)		170,330	1,486,851
ITC Ltd. (Tobacco)		350,296	1,909,669
Lenovo Group Ltd. (Computers & Peripherals)		1,472,000	1,575,895
LG Household & Health Care Ltd. (Household Products)		1,782	925,736
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		320,960	1,312,170
LT Group, Inc. (Beverages)		1,572,800	605,091
Lupin Ltd. (Pharmaceuticals)		101,970	1,473,379
Magazine Luiza SA* (Multiline Retail)		85,020	360,640
Magnit - Registered Sponsored GDR (Food & Staples Retailing)		33,524	2,153,917
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		2,083,600	1,859,160
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)		62,795	1,431,726
Naspers Ltd. (Media)		12,387	1,159,811
ORION Corp. (Food Products)		3,022	2,948,919
Prada SpA (Textiles, Apparel & Luxury Goods)		149,100	1,453,921
PT Kalbe Farma Tbk (Pharmaceuticals)		15,337,500	1,769,973
PT Mitra Adiperkasa Tbk (Multiline Retail)		1,655,500	793,582
PT Summarecon Agung Tbk (Real Estate Management & Development)		18,437,500	1,718,542
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		5,766,000	1,202,850
Robinson Department Store Public Co. Ltd. (Multiline Retail)		915,200	1,552,309
Samsonite International SA (Textiles, Apparel & Luxury Goods)		558,300	1,526,669
Sands China Ltd. (Hotels, Restaurants & Leisure)		336,544	2,391,855
SM Prime Holdings, Inc. (Real Estate Management & Development)		4,097,200	1,819,081
Sul America SA (Insurance)		194,924	1,427,377
Sun Art Retail Group Ltd. (Food & Staples Retailing)		856,000	1,402,229
Tencent Holdings Ltd. (Internet Software & Services)		43,600	2,379,981
Tofas Turk Otomobil Fabrikasi AS (Automobiles)		131,200	870,986
Turk Hava Yollari Anonim Ortakligi (Airlines)		244,400	957,567
Universal Robina Corp. (Food Products)		795,280	2,347,181
Yandex NV* (Internet Software & Services)		56,993	2,100,762
TOTAL COMMON STOCKS (Cost $63,679,316)			71,154,656

Preferred Stocks (2.9%)
Companhia de Bebidas das Americas - Sponsored ADR (Beverages)		19,766	735,295
Itau Unibanco Holding SA (Commercial Banks)		100,787	1,557,077
TOTAL PREFERRED STOCKS (Cost $2,289,135)			2,292,372

TOTAL INVESTMENTS (Cost $65,968,451) — 93.1%%			73,447,028

Net other assets (liabilities) — 6.9%			5,439,684

NET ASSETS — 100.0%			$78,886,712

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2013
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2013:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Airlines	$3,930,390	5.0%	Brazil	$7,862,693	10.0%
Automobiles	2,787,940	3.6%	China	6,417,487	8.1%
Beverages	3,657,257	4.7%	Hong Kong	9,844,562	12.6%
Commercial Banks	4,157,935	5.3%	India	6,009,369	7.6%
Computers & Peripherals	1,575,895	2.0%	Indonesia	5,484,947	7.0%
Diversified Telecommunication Services	1,202,850	1.5%	Italy	1,453,921	1.8%
Food & Staples Retailing	6,413,377	8.1%	Mexico	2,716,702	3.4%
Food Products	6,561,470	8.2%	Panama	1,941,029	2.5%
Health Care Providers & Services	3,060,283	3.8%	Peru	1,786,728	2.3%
Hotels, Restaurants & Leisure	9,168,635	11.6%	Philippines	4,771,353	6.0%
Household Products	925,736	1.2%	Poland	1,586,899	2.0%
Insurance	2,981,521	3.8%	Russia	5,686,405	7.2%
Internet Software & Services	4,480,743	5.7%	South Africa	3,737,351	4.7%
Media	1,159,811	1.5%	South Korea	6,337,335	8.0%
Multiline Retail	2,706,531	3.5%	Thailand	4,535,601	5.7%
Personal Products	3,424,441	4.3%	Turkey	3,274,646	4.2%
Pharmaceuticals	3,243,352	4.2%	Other	5,439,684	6.9%
Real Estate Management & Development	4,562,744	5.8%	Total	$78,886,712	100.0%
Textiles, Apparel & Luxury Goods	2,980,590	3.7%
Tobacco	1,909,669	2.4%
Wireless Telecommunication Services	2,555,858	3.2%
Other	5,439,684	6.9%
Total	$78,886,712	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2013
(Unaudited)

	Shares	Value
Common Stocks (93.7%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	57,000	$467,363
AIA Group Ltd. (Insurance)	17,400	88,315
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	42,810	633,163
Brilliance China Automotive Holdings Ltd. (Automobiles)	358,000	626,158
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	158,000	1,178,967
Godrej Consumer Products Ltd. (Personal Products)	20,966	297,345
Hengan International Group Co. Ltd. (Personal Products)	31,500	385,786
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	13,737	887,177
ITC Ltd. (Tobacco)	127,678	696,048
Lenovo Group Ltd. (Computers & Peripherals)	590,000	631,643
LG Household & Health Care Ltd. (Household Products)	622	323,125
LT Group, Inc. (Beverages)	630,700	242,644
Lupin Ltd. (Pharmaceuticals)	36,604	528,897
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	707,700	631,469
ORION Corp. (Food Products)	1,048	1,022,656
Prada SpA (Textiles, Apparel & Luxury Goods)	52,900	515,845
PT Kalbe Farma Tbk (Pharmaceuticals)	5,108,000	589,472
PT Mitra Adiperkasa Tbk (Multiline Retail)	859,000	411,771
PT Summarecon Agung Tbk (Real Estate Management & Development)	7,017,000	654,048
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	2,150,000	448,513
Robinson Department Store Public Co. Ltd. (Multiline Retail)	360,800	611,968
Samsonite International SA (Textiles, Apparel & Luxury Goods)	211,200	577,526
Sands China Ltd. (Hotels, Restaurants & Leisure)	147,137	1,045,718
SM Prime Holdings, Inc. (Real Estate Management & Development)	1,594,800	708,062
Sun Art Retail Group Ltd. (Food & Staples Retailing)	389,500	638,047
Tencent Holdings Ltd. (Internet Software & Services)	18,100	988,019
Universal Robina Corp. (Food Products)	270,440	798,174
TOTAL COMMON STOCKS (Cost $12,915,178)		16,627,919

TOTAL INVESTMENTS (Cost $12,915,178) — 93.7%		16,627,919

Net other assets (liabilities) — 6.3%		1,110,009

NET ASSETS — 100.0%		$17,737,928

* Non-income producing security

The Asia Great Consumer Fund invested in the following industries as of October 31, 2013:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$626,158	3.5%	China	$2,643,495	14.9%
Beverages	242,644	1.4%	Hong Kong	3,516,684	19.7%
Computers & Peripherals	631,643	3.6%	India	2,155,453	12.2%
Diversified Telecommunication Services	448,513	2.5%	Indonesia	2,103,804	11.9%
Food & Staples Retailing	638,047	3.6%	Italy	515,845	2.9%
Food Products	1,820,830	10.3%	Philippines	1,748,880	9.9%
Health Care Providers & Services	633,163	3.6%	South Korea	2,232,958	12.6%
Hotels, Restaurants & Leisure	3,743,331	20.9%	Thailand	1,710,800	9.6%
Household Products	323,125	1.8%	Other	1,110,009	6.3%
Insurance	88,315	0.5%	Total	$17,737,928	100.0%
Internet Software & Services	988,019	5.5%
Multiline Retail	1,023,739	5.8%
Personal Products	683,131	3.9%
Pharmaceuticals	1,118,369	6.3%
Real Estate Management & Development	1,362,110	7.8%
Textiles, Apparel & Luxury Goods	1,093,371	6.2%
Tobacco	696,048	3.9%
Wireless Telecommunication Services	467,363	2.6%
Other	1,110,009	6.3%
Total	$17,737,928	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2013
(Unaudited)

	Shares	Value
Common Stocks (94.4%)
Amadeus IT Holding SA (IT Services)	9,610	$356,824
Amazon.com, Inc.* (Internet & Catalog Retail)	1,557	566,795
Anheuser-Busch InBev NV (Beverages)	2,576	267,885
ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	14,050	221,984
Astellas Pharma., Inc. (Pharmaceuticals)	3,518	195,385
Bank of America Corp. (Diversified Financial Services)	18,300	255,468
Bayerische Motoren Werke AG (Automobiles)	2,084	236,356
Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	17,483	545,906
Citigroup, Inc. (Diversified Financial Services)	6,500	317,070
Comcast Corp. (Media)	4,291	204,166
Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)	2,300	235,933
eBay, Inc.* (Internet Software & Services)	2,968	156,443
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	42,600	317,873
Gilead Sciences, Inc.* (Biotechnology)	3,400	241,366
Google, Inc.* (Internet Software & Services)	531	547,238
Groupe FNAC SA* (Specialty Retail)	103	2,881
Industria de Diseno Textil SA (Specialty Retail)	1,300	213,552
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,727	331,930
L'Oreal SA (Personal Products)	1,200	205,515
MasterCard, Inc. (IT Services)	750	537,824
NIKE, Inc. (Textiles, Apparel & Luxury Goods)	5,445	412,513
Pinault-Printemps-Redoute SA (Textiles, Apparel & Luxury Goods)	830	188,572
Prada SpA (Textiles, Apparel & Luxury Goods)	22,210	216,577
Sanofi (Pharmaceuticals)	1,700	181,265
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,435	359,457
Tencent Holdings Ltd. (Internet Software & Services)	5,300	289,310
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,100	205,338
Toyota Motor Corp. (Automobiles)	3,800	245,834
Unilever PLC (Food Products)	5,835	236,207
Union Pacific Corp. (Road & Rail)	1,213	183,648
Visa, Inc. (IT Services)	2,428	477,515
Walt Disney Co. (The) (Media)	4,325	296,652
Wells Fargo & Co. (Commercial Banks)	4,540	193,813
World Duty Free SpA* (Specialty Retail)	19,152	212,167
Yoox SpA* (Internet & Catalog Retail)	8,553	307,708
TOTAL COMMON STOCKS (Cost $7,218,782)		9,964,970

Preferred Stock (2.6%)
Volkswagen AG (Automobiles)	1,066	270,918
TOTAL PREFERRED STOCK (Cost $244,794)		270,918

Rights (NM)
Groupe FNAC SA* (Specialty Retail)	6	19
TOTAL RIGHTS (Cost $—)		19

TOTAL INVESTMENTS (Cost $7,463,576) — 97.0%		10,235,907

Net other assets (liabilities) — 3.0%		318,395

NET ASSETS — 100.0%		$10,554,302

*	Non-income producing security
NM	Not meaningful, amount less than .05%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2013
(Unaudited)

The Global Great Consumer Fund invested in the following industries as of October 31, 2013:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$753,108	7.1%	Belgium	$267,885	2.5%
Beverages	267,885	2.5%	China	289,310	2.7%
Biotechnology	241,366	2.3%	France	578,252	5.5%
Commercial Banks	193,813	1.8%	Germany	507,274	4.8%
Diversified Financial Services	572,538	5.4%	Hong Kong	317,873	3.0%
Food Products	236,207	2.2%	Italy	1,282,358	12.2%
Hotels, Restaurants & Leisure	1,009,260	9.6%	Japan	441,219	4.2%
Internet & Catalog Retail	874,503	8.3%	Spain	570,376	5.4%
Internet Software & Services	992,991	9.5%	Switzerland	235,933	2.2%
IT Services	1,372,163	13.1%	United Kingdom	458,191	4.3%
Life Sciences Tools & Services	205,338	1.9%	United States	5,287,236	50.2%
Media	500,818	4.7%	Other	318,395	3.0%
Personal Products	205,515	2.0%	Total	$10,554,302	100.0%
Pharmaceuticals	376,650	3.6%
Road & Rail	183,648	1.7%
Semiconductors & Semiconductor Equipment	221,984	2.1%
Specialty Retail	428,619	4.0%
Textiles, Apparel & Luxury Goods	1,599,501	15.2%
Other	318,395	3.0%
Total	$10,554,302	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2013
(Unaudited)

	Shares or Principle Amount	Value
Foreign Bonds+ (4.3%)
Brazil — 1.0%
Banco Santander Brasil SA(a), 8.00%, 3/18/	300,000	$126,585
Romania — 1.1%
Government of Romania, Series Series E, 4.63%, 9/18/20	100,000	141,021
Russia — 1.2%
RZD Capital Ltd. - Registered Shares, 8.30%, 4/2/19	5,000,000	158,182
Spain — 1.0%
Generalitat de Catalunya, 4.95%, 2/11/20	100,000	134,235
TOTAL FOREIGN BONDS (Cost $567,693)		560,023

Yankee Dollar Bonds (63.4%)
Banco de Credito e Inversiones(a), 4.00%, 2/11/23	250,000	234,755
Banco do Brasil SA, 3.88%, 1/23/17	200,000	206,300
Bank VTB North-West OJSC(b), 5.01%, 9/29/15	500,000	511,974
Caixa Economica Federal(a), 4.50%, 10/3/18	150,000	151,125
CNPC General Capital Ltd.(a), 2.75%, 4/19/17	200,000	204,943
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20	250,000	271,250
Development Bank of Kazakhstan - Registered Shares, 5.50%, 12/20/15	250,000	265,188
Development Bank of Kazakhstan JSC(a), 4.13%, 12/10/22	250,000	231,875
Empresa Brasileira de Aeronautica SA, 5.15%, 6/15/22	100,000	102,000
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21	200,000	203,500
Golden Eagle Retail Group Ltd.(a), 4.63%, 5/21/23	200,000	179,576
GTL Trade Finance, Inc. - Registered Shares, 7.25%, 10/20/17	100,000	112,750
Hana Bank(a), 3.50%, 10/25/17	500,000	524,745
Hazine Mustesarligi Varlik - Registered Shares, 2.80%, 3/26/18	250,000	239,688
ICICI Bank Ltd. - Registered Shares, 4.75%, 11/25/16	200,000	209,081
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21	400,000	403,996
KazAgro National Management Holding JSC(a), 4.63%, 5/24/23	200,000	190,050
PT Pertamina(a), 4.88%, 5/3/22	250,000	241,250
Russian Federation(a), 4.88%, 9/16/23	200,000	210,300
Sberbank of Russia - Registered Shares, 6.13%, 2/7/22	250,000	271,563
State Bank of India(a), 3.25%, 4/18/18	300,000	293,280
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17	250,000	268,375
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000	265,504
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16	500,000	539,172
Turk EximBank(a), 5.88%, 4/24/19	250,000	262,749
Turkiye Garanti Bankasi(a), 4.00%, 9/13/17	250,000	249,063
VEB Leasing Invest Ltd., 5.13%, 5/27/16	250,000	265,000
Vnesheconombank - Registered Shares, 5.38%, 2/13/17	500,000	535,350
Votorantim Cimentos SA - Registered Shares, 7.25%, 4/5/41	250,000	247,500
VTB Bank OJSC(a), 6.95%, 10/17/22	200,000	206,000
Woori Bank Co. Ltd.(a), 2.88%, 10/2/18	200,000	200,064
TOTAL YANKEE DOLLAR BONDS (Cost $8,163,395)		8,297,966

Corporate Bond (0.8%)
United States — 0.8%
Southern Copper Corp., 7.50%, 7/27/35	100,000	107,498
TOTAL CORPORATE BOND (Cost $100,768)		107,498

U.S. Treasury Obligations (23.0%)
U.S. Treasury Note, 0.25%, 2/28/14	2,500,000	2,501,415
U.S. Treasury Note, 0.25%, 7/31/15	500,000	499,971
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,999,602)		3,001,386

TOTAL INVESTMENTS (Cost $11,831,458) — 91.5%		$11,966,873

Net other assets (liabilities) — 8.5%		1,105,939
NET ASSETS — 100.0%		$13,072,812

†	Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2013.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2013
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of October 31, 2013:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Aerospace & Defense	$102,000	0.8%	Azerbaijan	$268,375	2.1%
Commercial Banks Non-US	3,449,535	26.2%	Brazil	833,510	6.4%
Diversified Operations	437,550	3.4%	Chile	234,755	1.8%
Electric-Integrated	203,500	1.6%	China	923,691	7.1%
Export/import Bank	262,749	2.0%	Croatia	271,250	2.1%
Internet Application Software	539,172	4.1%	India	906,357	6.9%
Metals & Mining	107,498	0.8%	Indonesia	241,250	1.8%
Municipal	134,235	1.0%	Kazakhstan	687,113	5.3%
Oil Companies - Exploration & Production	446,193	3.4%	Romania	141,021	1.1%
Oil Companies-Integrated	268,375	2.1%	Russia	2,158,369	16.4%
Oil Refining & Marketing	403,996	3.1%	South Africa	203,500	1.6%
Retail-Regional Department Store	179,576	1.4%	South Korea	724,809	5.5%
Sovereign	3,863,645	29.6%	Spain	399,739	3.0%
Special Purpose Banks	1,032,413	7.9%	Turkey	751,500	5.7%
Steel-specialty	112,750	0.9%	United States	3,108,884	23.8%
Telephone-Integrated	265,504	2.0%	Virgin Islands, British	112,750	0.9%
Transport-Rail	158,182	1.2%	Other	1,105,939	8.5%
Other	1,105,939	8.5%	Total	$13,072,812	100.0%
Total	$13,072,812	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2013
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $14,362,315, $10,372,348 and $65,968,451)	$16,048,319	$12,125,497	$73,447,028
Foreign currency, at value (Cost $701, $22,541 and $293,371 )	729	22,534	293,371
Cash equivalents	562,104	338,452	9,457,612
Dividends and interest receivable	12,767	3,602	6,866
Receivable for investments sold	386,912	151,906	3,478,215
Receivable for capital shares issued	5,054	—	691,124
Reclaims receivable	1,232	1,157	11,782
Receivable from Advisor	7,256	10,724	—
Prepaid expenses	33,405	29,766	50,097
Total Assets	17,057,778	12,683,638	87,436,095
Liabilities:
Unrealized depreciation on spot currency contracts	463	232	6,148
Payable for investments purchased	182,823	157,423	8,250,314
Payable for capital shares redeemed	—	—	81,450
Payable to Advisor	—	—	28,321
Accrued foreign taxes	15,975	9,976	31,935
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	916	873	16,010
Fund accounting	24,990	21,202	12,721
Transfer agent	15,418	13,826	28,374
Custodian	2,525	2,470	3,637
Compliance services	10,547	7,206	22,744
Legal and audit fees	15,833	11,122	35,624
Trustee	8,341	5,687	21,012
Other	4,375	3,432	9,751
Total Liabilities	283,548	234,791	8,549,383
Net Assets	$16,774,230	$12,448,847	$78,886,712
Net Assets consist of:
Capital	$17,546,752	$10,671,969	$72,708,392
Accumulated net investment income (loss)	49,608	(17,087)	(213,311)
Accumulated net realized gains (losses) on investments and foreign currency	(2,489,900)	51,075	(1,036,441)
Net unrealized appreciation (depreciation) on investments and foreign currency	1,667,770	1,742,890	7,428,072
Net Assets	$16,774,230	$12,448,847	$78,886,712
Net Assets:
Class A	$1,695,782	$1,659,752	$42,795,655
Class C	694,988	620,690	10,224,659
Class I	14,383,460	10,168,405	25,866,398
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class A	174,899	148,153	3,510,745
Class C	73,383	56,638	858,740
Class I	1,470,830	899,106	2,107,602
Net Asset Value (redemption price per share):
Class A	$9.70	$11.20	$12.19
Class C	$9.47	$10.96	$11.91
Class I	$9.78	$11.31	$12.27
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$10.29	$11.88	$12.93

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2013
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Assets:
Investments, at value (Cost $12,915,178, $7,463,576 and $11,831,458)	$16,627,919	$10,235,907	$11,966,873
Foreign currency, at value (Cost $–, $21,806 and $– )	—	19,646	—
Cash equivalents	999,003	323,002	1,060,883
Dividends and interest receivable	18	4,837	96,314
Receivable for investments sold	110,372	—	—
Receivable for capital shares issued	8,614	4,000	—
Reclaims receivable	35,503	5,093	578
Receivable from Advisor	8,408	8,797	12,732
Prepaid expenses	38,626	4,349	877
Total Assets	17,828,463	10,605,631	13,138,257
Liabilities:
Accrued foreign taxes	16,890	—	—
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	1,464	814	576
Fund accounting	19,053	11,344	7,458
Transfer agent	14,890	13,602	13,382
Custodian	2,423	486	433
Compliance services	9,229	4,873	10,203
Legal and audit fees	13,907	7,871	13,418
Trustee	7,364	3,961	7,572
Other	3,973	7,036	11,061
Total Liabilities	90,535	51,329	65,445
Net Assets	$17,737,928	$10,554,302	$13,072,812
Net Assets consist of:
Capital	$15,528,785	$7,696,801	$12,959,099
Accumulated net investment income (loss)	(121,262)	(39,636)	55,141
Accumulated net realized gains (losses) on investments and foreign currency	(1,358,787)	126,740	(76,929)
Net unrealized appreciation (depreciation) on investments and foreign currency	3,689,192	2,770,397	135,501
Net Assets	$17,737,928	$10,554,302	$13,072,812
Net Assets:
Class A	$3,263,950	$1,044,450	$524,712
Class C	987,347	722,863	550,550
Class I	13,486,631	8,786,989	11,997,550
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class A	290,528	76,346	51,555
Class C	89,978	53,522	54,214
Class I	1,192,786	640,825	1,178,012
Net Asset Value (redemption price per share):
Class A	$11.23	$13.68	$10.18
Class C	$10.97	$13.51	$10.16
Class I	$11.31	$13.71	$10.18
Maximum Sales Charge:
Class A	5.75%	5.75%	4.50%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$11.92	$14.51	$10.66

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2013
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$180,115	$136,725	$463,013
Foreign tax withholding	(16,061)	(10,230)	(42,769)
Total Investment Income	164,054	126,495	420,244
Expenses:
Advisory fees	82,727	59,057	292,125
Administration fees	35,288	35,287	35,287
Distribution fees Class A	1,671	1,982	31,240
Distribution fees Class C	2,953	2,942	38,189
Fund accounting fees	34,221	32,199	27,226
Transfer agent fees	5,887	1,692	49,942
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	12,532	12,979	23,636
Compliance services fees	8,521	6,173	23,505
Trustee fees	15,487	11,253	43,862
Legal and audit fees	32,064	23,491	94,561
State registration and filing fees	20,101	18,530	21,233
Other fees	10,659	11,171	43,202
Total Expenses before fee reductions	288,349	242,994	750,246
Waivers and/or reimbursements from the Advisor	(160,465)	(148,632)	(233,786)
Total Net Expenses	127,884	94,362	516,460
Net Investment Income (Loss)	36,170	32,133	(96,216)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	110,150	311,527	32,744
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	24,174	240,112	1,284,723
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	134,324	551,639	1,317,467
Change in Net Assets Resulting From Operations	$170,494	$583,772	$1,221,251

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2013
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Investment Income:
Dividend income	$155,636	$64,259	$26,505
Interest income	—	—	186,446
Foreign tax withholding	(17,057)	(6,801)	(797)
Total Investment Income	138,579	57,458	212,154
Expenses:
Advisory fees	82,130	45,230	43,664
Administration fees	35,287	35,288	35,287
Distribution fees Class A	3,203	1,011	654
Distribution fees Class C	4,135	3,307	2,753
Fund accounting fees	31,156	25,477	20,529
Transfer agent fees	4,870	1,192	403
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	13,013	3,100	2,191
Compliance services fees	8,269	4,931	8,264
Trustee fees	15,168	9,088	15,009
Legal and audit fees	31,295	19,323	28,987
State registration and filing fees	18,306	2,053	665
Other fees	9,947	22,955	32,454
Total Expenses before fee reductions	283,017	199,193	217,098
Waivers and/or reimbursements from the Advisor	(148,273)	(123,375)	(153,262)
Total Net Expenses	134,744	75,818	63,836
Net Investment Income (Loss)	3,835	(18,360)	148,318
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	235,560	43,726	(183,162)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(124,444)	1,582,987	(309,865)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	111,116	1,626,713	(493,027)
Change in Net Assets Resulting From Operations	$114,951	$1,608,353	$(344,709)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
From Investment Activities:
Operations:
Net investment income (loss)	$36,170	$91,446	$32,133	$5,596
Net realized gains (losses) on investments and foreign currency transactions	110,150	(728,244)	311,527	954,922
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	24,174	1,157,416	240,112	520,331
Change in net assets resulting from operations	170,494	520,618	583,772	1,480,849
Change in net assets from capital transactions	568,823	(2,902,737)	36,010	(2,622,661)
Change in net assets	739,317	(2,382,119)	619,782	(1,141,812)
Net Assets:
Beginning of period	16,034,913	18,417,032	11,829,065	12,970,877
End of period	$16,774,230	$16,034,913	$12,448,847	$11,829,065
Accumulated net investment income (loss)	$49,608	$13,438	$(17,087)	$(49,220)
Capital Transactions:
Class A
Proceeds from shares issued	$512,567	$545,060	$131,243	$654,602
Cost of shares redeemed	(92,171)	(468,199)	(97,969)	(106,242)
Redemption fees	—	28	—	2
Class C
Proceeds from shares issued	141,919	49,764	2,010	—
Cost of shares redeemed	—	(301,142)	—	(416)
Redemption fees	—	8	—	—
Class I
Proceeds from shares issued	6,508	132,230	726	12,982
Cost of shares redeemed	—	(2,860,486)	—	(3,183,589)
Change in net assets resulting from capital transactions	$568,823	$(2,902,737)	$36,010	$(2,622,661)
Share Transactions:
Class A
Issued	55,471	60,568	12,420	69,712
Redeemed	(10,278)	(52,394)	(9,576)	(10,779)
Class C
Issued	15,585	5,684	200	—
Redeemed	—	(34,227)	—	(45)
Class I
Issued	701	14,198	69	1,348
Redeemed	—	(299,275)	—	(305,753)
Change in shares	61,479	(305,446)	3,113	(245,517)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund		Asia Great Consumer Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
From Investment Activities:
Operations:
Net investment income (loss)	$(96,216)	$(73,224)	$3,835	$(98,048)
Net realized gains (losses) on investments and foreign currency transactions	32,744	(256,339)	235,560	604,143
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	1,284,723	4,492,451	(124,444)	2,001,636
Change in net assets resulting from operations	1,221,251	4,162,888	114,951	2,507,731
Change in net assets from capital transactions	34,197,017	21,982,647	1,894,001	(1,758,529)
Change in net assets	35,418,268	26,145,535	2,008,952	749,202
Net Assets:
Beginning of period	43,468,444	17,322,909	15,728,976	14,979,774
End of period	$78,886,712	$43,468,444	$17,737,928	$15,728,976
Accumulated net investment income (loss)	$(213,311)	$(117,095)	$(121,262)	$(125,097)
Capital Transactions:
Class A
Proceeds from shares issued	$30,267,827	$12,709,352	$1,603,631	$1,157,744
Cost of shares redeemed	(3,242,586)	(992,999)	(125,753)	(123,286)
Redemption fees	—	4,907	—	—
Class C
Proceeds from shares issued	4,897,566	4,306,937	415,758	53,960
Cost of shares redeemed	(215,072)	(36,100)	(3,697)	—
Redemption fees	—	257	—	—
Class I
Proceeds from shares issued	3,449,841	10,064,058	8,425	76,742
Cost of shares redeemed	(960,559)	(4,073,866)	(4,363)	(2,923,689)
Redemption fees	—	101	—	—
Change in net assets resulting from capital transactions	$34,197,017	$21,982,647	$1,894,001	$(1,758,529)
Share Transactions:
Class A
Issued	2,568,833	1,128,105	149,635	115,238
Redeemed	(280,570)	(89,124)	(12,010)	(12,366)
Class C
Issued	419,396	381,618	37,762	5,477
Redeemed	(19,053)	(3,166)	(342)	—
Class I
Issued	282,134	914,895	776	7,913
Reinvested	(82,325)	(356,854)	(421)	(280,014)
Change in shares	2,888,415	1,975,474	175,400	(163,752)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Global Great Consumer Fund		Global Dynamic Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
From Investment Activities:
Operations:
Net investment income (loss)	$(18,360)	$(7,624)	$148,318	$316,960
Net realized gains (losses) on investments and foreign currency transactions	43,726	75,692	(183,162)	105,646
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	1,582,987	72,346	(309,865)	435,104
Change in net assets resulting from operations	1,608,353	140,414	(344,709)	857,710
Distributions to Shareholders From:
Net investment income
Class A	—	(162)	(3,505)	(10,049)
Class C	—	—	(1,748)	(7,071)
Class I	—	(18,552)	(98,320)	(238,054)
Net realized gains on investments
Class A	—	(7,642)	—	(946)
Class C	—	(7,642)	—	(942)
Class I	—	(107,037)	—	(18,919)
Change in net assets from distributions	—	(141,035)	(103,573)	(275,981)
Change in net assets from capital transactions	243,553	(545,110)	(706,546)	2,640,047
Change in net assets	1,851,906	(545,731)	(1,154,828)	3,221,776
Net Assets:
Beginning of period	8,702,396	9,248,127	14,227,640	11,005,864
End of period	$10,554,302	$8,702,396	$13,072,812	$14,227,640
Accumulated net investment income (loss)	$(39,636)	$(21,276)	$55,141	$10,396
Capital Transactions:
Class A
Proceeds from shares issued	$233,195	$83,190	$—	$—
Dividends reinvested	—	7,804	3,505	10,994
Cost of shares redeemed	(6,904)	(115)	—	—
Redemption fees	—	1	—	—
Class C
Proceeds from shares issued	9,666	21,770	—	33,000
Dividends reinvested	—	7,642	1,748	8,013
Class I
Proceeds from shares issued	7,991	238,794	11,759	2,922,169
Dividends reinvested	—	98,649	76,442	198,631
Cost of shares redeemed	(395)	(1,002,845)	(800,000)	(532,760)
Change in net assets resulting from capital transactions	$243,553	$(545,110)	$(706,546)	$2,640,047
Share Transactions:
Class A
Issued	18,447	7,756	—	—
Reinvested	—	727	348	1,061
Redeemed	(574)	(10)	—	—
Class C
Issued	821	1,985	—	3,171
Reinvested	—	716	173	774
Class I
Issued	606	21,006	1,164	278,010
Reinvested	—	9,185	7,571	19,153
Redeemed	(33)	(89,939)	(79,523)	(50,842)
Change in shares	19,267	(48,574)	(70,267)	251,327

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2013 (unaudited)	$ 9.62	0.01(d)	0.07	0.08	—	—	—	$ 9.70	0.83%	1.81%(e)	0.23%	4.80%	$ 1,696	37%
Year Ended April 30, 2013	$ 9.35	0.03	0.24	0.27	—	—	—	$ 9.62	2.89%	1.85%	0.32%	5.30%	$ 1,247	165%
Year Ended April 30, 2012	$11.36	(0.01)(d)	(1.64)	(1.65)	—	(0.36)	(0.36)	$ 9.35	(14.00)%	1.85%	(0.13)%	6.82%	$ 1,136	262%
September 24, 2010(f) through April 30, 2011	$10.00	(0.04)	1.43	1.39	—	(0.03)	(0.03)	$11.36	13.94%	1.85%	(0.65)%	8.06%	$ 583	172%
Class C
Six Months Ended October 31, 2013 (unaudited)	$9.43	(0.02)(d)	0.06	0.04	—	—	—	$ 9.47	0.42%	2.56%(e)	(0.50)%	7.21%	$ 695	37%
Year Ended April 30, 2013	$9.23	(0.05)	0.25	0.20	—	—	—	$ 9.43	2.17%	2.60%	(0.32)%	7.39%	$ 545	165%
Year Ended April 30, 2012	$11.31	(0.08)(d)	(1.64)	(1.72)	—	(0.36)	(0.36)	$ 9.23	(14.70)%	2.60%	(0.88)%	7.32%	$ 797	262%
September 24, 2010(f) through April 30, 2011	$10.00	(0.08)	1.42	1.34	—	(0.03)	(0.03)	$11.31	13.44%	2.60%	(1.38)%	8.75%	$ 639	172%
Class I
Six Months Ended October 31, 2013 (unaudited)	$ 9.69	0.02(d)	0.07	0.09	—	—	—	$ 9.78	0.93%	1.56%(e)	0.52%	3.40%	$14,383	37%
Year Ended April 30, 2013	$ 9.39	0.06	0.24	0.30	—	—	—	$ 9.69	3.19%	1.60%	0.59%	3.60%	$14,243	165%
Year Ended April 30, 2012	$11.39	0.01(d)	(1.65)	(1.64)	—(g)	(0.36)	(0.36)	$ 9.39	(13.85)%	1.60%	0.15%	4.31%	$16,484	262%
September 24, 2010(f) through April 30, 2011	$10.00	(0.02)	1.44	1.42	—	(0.03)	(0.03)	$11.39	14.24%	1.60%	(0.37)%	4.64%	$16,488	172%

Asia Fund
Class A
Six Months Ended October 31, 2013 (unaudited)	$10.68	0.02(d)	0.50	0.52	—	—	—	$11.20	4.87%	1.76%(e)	0.38%	4.94%	$ 1,660	48%
Year Ended April 30, 2013	$ 9.59	—(g)	1.09	1.09	—	—	—	$10.68	11.37%	1.80%	(0.29)%	5.42%	$ 1,552	173%
Year Ended April 30, 2012	$11.04	(0.07)(d)	(1.38)	(1.45)	—	—(g)	—(g)	$ 9.59	(13.12)%	1.80%	(0.75)%	8.38%	$ 828	322%
September 24, 2010(f) through April 30, 2011	$10.00	(0.06)	1.11	1.05	—	(0.01)	(0.01)	$11.04	10.46%	1.80%	(0.94)%	8.43%	$ 561	194%
Class C
Six Months Ended October 31, 2013 (unaudited)	$10.49	(0.02)(d)	0.49	0.47	—	—	—	$10.96	4.48%	2.51%(e)	(0.37)%	7.56%	$ 621	48%
Year Ended April 30, 2013	$ 9.49	(0.09)	1.09	1.00	—	—	—	$10.49	10.54%	2.55%	(0.91)%	8.03%	$ 592	173%
Year Ended April 30, 2012	$11.00	(0.14)(d)	(1.37)	(1.51)	—	—(g)	—(g)	$ 9.49	(13.71)%	2.55%	(1.47)%	9.43%	$ 536	322%
September 24, 2010(f) through April 30, 2011	$10.00	(0.10)	1.11	1.01	—	(0.01)	(0.01)	$11.00	10.06%	2.55%	(1.69)%	9.18%	$ 556	194%
Class I
Six Months Ended October 31, 2013 (unaudited)	$10.77	0.03(d)	0.51	0.54	—	—	—	$11.31	5.01%	1.51%(e)	0.63%	3.77%	$10,168	48%
Year Ended April 30, 2013	$ 9.64	(0.01)	1.14	1.13	—	—	—	$10.77	11.72%	1.55%	0.13%	3.96%	$ 9,685	173%
Year Ended April 30, 2012	$11.07	(0.04)(d)	(1.39)	(1.43)	—	—(g)	—(g)	$ 9.64	(12.91)%	1.55%	(0.47)%	4.90%	$11,607	322%
September 24, 2010(f) through April 30, 2011	$10.00	(0.04)	1.12	1.08	—	(0.01)	(0.01)	$11.07	10.76%	1.55%	(0.65)%	4.89%	$11,151	194%

Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2013 (unaudited)	$12.11	(0.03)(d)	0.11	0.08	—	—	—	$12.19	0.66%	1.85%	(0.47)%	2.64%	$42,796	13%
Year Ended April 30, 2013	$10.71	(0.05)(d)	1.45	1.40	—	—	—	$12.11	13.07%	1.85%	(0.47)%	3.67%	$14,799	56%
Year Ended April 30, 2012	$11.95	(0.04)(d)	(0.84)	(0.88)	—	(0.36)	(0.36)	$10.71	(6.61)%	1.85%	(0.43)%	6.84%	$ 1,965	110%
November 4, 2010(f) through April 30, 2011	$11.00	(0.04)	0.99	0.95	—	—	—	$11.95	8.64%	1.85%	(0.75)%	8.44%	$ 546	138%
Class C
Six Months Ended October 31, 2013 (unaudited)	$11.87	(0.06)(d)	0.10	0.04	—	—	—	$11.91	0.34%	2.60%	(1.10)%	3.57%	$10,225	13%
Year Ended April 30, 2013	$10.58	(0.13)(d)	1.42	1.29	—	—	—	$11.87	12.19%	2.60%	(1.19)%	5.06%	$ 5,441	56%
Year Ended April 30, 2012	$11.91	(0.12)(d)	(0.85)	(0.97)	—	(0.36)	(0.36)	$10.58	(7.40)%	2.60%	(1.18)%	8.20%	$ 846	110%
November 4, 2010(f) through April 30, 2011	$11.00	(0.07)	0.98	0.91	—	—	—	$11.91	8.27%	2.60%	(1.47)%	9.11%	$ 611	138%
Class I
Six Months Ended October 31, 2013 (unaudited)	$12.18	—(d),(g)	0.09	0.09	—	—	—	$12.27	0.74%	1.60%	0.05%	2.44%	$25,866	13%
Year Ended April 30, 2013	$10.75	(0.02)(d)	1.45	1.43	—	—	—	$12.18	13.30%	1.60%	(0.15)%	3.36%	$23,229	56%
Year Ended April 30, 2012	$11.96	(0.02)(d)	(0.83)	(0.85)	—	(0.36)	(0.36)	$10.75	(6.35)%	1.60%	(0.20)%	4.24%	$14,512	110%
September 24, 2010(f) through April 30, 2011	$10.00	(0.03)	1.99	1.96	—	—	—	$11.96	19.60%	1.60%	(0.62)%	4.70%	$16,289	138%

(a)	Not annualized for periods less than one year.	(e)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2013
(b)	Annualized for periods less than one year.		and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.	(f)	Commencement of operations.
(d)	Calculated using the average shares method.	(g)	Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2013 (unaudited)	$11.21	(0.02)(d)	0.04	0.02	—	—	—	$11.23	0.18%	1.80%	(0.36)%	3.96%	$ 3,264	15%
Year Ended April 30, 2013	$ 9.56	(0.08)(d)	1.73	1.65	—	—	—	$11.21	17.26%	1.80%	(0.85)%	5.38%	$ 1,714	77%
Year Ended April 30, 2012	$10.24	(0.09)	(0.59)	(0.68)	—	—	—	$ 9.56	(6.64)%	1.80%	(0.81)%	7.38%	$ 478	205%
November 4, 2010(e) through April 30, 2011	$10.62	(0.06)	(0.32)	(0.38)	—	—	—	$10.24	(3.58)%	1.80%	(1.38)%	8.55%	$ 535	238%
Class C
Six Months Ended October 31, 2013 (unaudited)	$10.99	(0.05)(d)	0.03	(0.02)	—	—	—	$10.97	(0.18)%	2.55%	(0.90)%	6.14%	$ 987	15%
Year Ended April 30, 2013	$ 9.46	(0.15)(d)	1.68	1.53	—	—	—	$10.99	16.17%	2.55%	(1.59)%	8.15%	$ 578	77%
Year Ended April 30, 2012	$10.20	(0.14)	(0.60)	(0.74)	—	—	—	$ 9.46	(7.25)%	2.55%	(1.57)%	9.21%	$ 445	205%
November 4, 2010(e) through April 30, 2011	$10.62	(0.10)	(0.32)	(0.42)	—	—	—	$10.20	(3.95)%	2.55%	(2.13)%	9.32%	$ 480	238%
Class I
Six Months Ended October 31, 2013 (unaudited)	$11.27	0.01(d)	0.03	0.04	—	—	—	$11.31	0.35%	1.55%	0.19%	3.17%	$13,487	15%
Year Ended April 30, 2013	$ 9.60	(0.06)(d)	1.73	1.67	—	—	—	$11.27	17.40%	1.55%	(0.61)%	3.57%	$13,438	77%
Year Ended April 30, 2012	$10.25	(0.06)	(0.59)	(0.65)	—	—	—	$ 9.60	(6.34)%	1.55%	(0.57)%	4.20%	$14,056	205%
September 24, 2010(e) through April 30, 2011	$10.00	(0.05)	0.30	0.25	—	—	—	$10.25	2.50%	1.55%	(1.13)%	4.57%	$16,068	238%

Global Great Consumer Fund
Class A
Six Months Ended October 31, 2013 (unaudited)	$11.58	(0.04)(d)	2.14	2.10	—	—	—	$13.68	18.13%	1.75%	(0.60)%	5.92%	$ 1,044	8%
Year Ended April 30, 2013	$11.56	(0.02)	0.19	0.17	—(f)	(0.15)	(0.15)	$11.58	1.63%	1.78%(g)	(0.27)%	6.70%	$ 677	108%
January 31, 2012(e) through April 30, 2012	$10.00	(0.01)	1.57	1.56	—	—	—	$11.56	15.60%	1.85%	(0.52)%	8.13%	$ 578	26%
Class C
Six Months Ended October 31, 2013 (unaudited)	$11.47	(0.08)(d)	2.12	2.04	—	—	—	$13.51	17.79%	2.50%	(1.29)%	7.18%	$ 723	8%
Year Ended April 30, 2013	$11.53	(0.10)	0.19	0.09	—	(0.15)	(0.15)	$11.47	0.90%	2.53%(g)	(1.00)%	7.62%	$ 605	108%
January 31, 2012(e) through April 30, 2012	$10.00	(0.03)	1.56	1.53	—	—	—	$11.53	15.30%	2.60%	(1.27)%	8.89%	$ 577	26%
Class I
Six Months Ended October 31, 2013 (unaudited)	$11.59	(0.02)(d)	2.14	2.12	—	—	—	$13.71	18.29%	1.50%	(0.29)%	3.76%	$ 8,787	8%
Year Ended April 30, 2013	$11.56	0.03	0.18	0.21	(0.03)	(0.15)	(0.18)	$11.59	1.93%	1.54%(g)	(0.01)%	3.65%	$ 7,421	108%
January 31, 2012(e) through April 30, 2012	$10.00	(0.01)	1.57	1.56	—	—	—	$11.56	15.60%	1.60%	(0.27)%	4.93%	$ 8,094	26%

Global Dynamic Bond Fund
Class A
Six Months Ended October 31, 2013 (unaudited)	$10.50	0.10(d)	(0.35)	(0.25)	(0.07)	—	(0.07)	$10.18	(2.39)%	1.15%	2.01%	6.38%	$ 525	39%
Year Ended April 30, 2013	$ 9.98	0.25(d)	0.49	0.74	(0.20)	(0.02)	(0.22)	$10.50	7.44%	1.18%(g)	2.40%	6.33%	$ 538	128%
February 29, 2012(e) through April 30, 2012	$10.00	0.04	(0.03)	0.01	(0.03)	—	(0.03)	$ 9.98	0.09%	1.25%	2.22%	8.32%	$ 500	18%
Class C
Six Months Ended October 31, 2013 (unaudited)	$10.48	0.06(d)	(0.35)	(0.29)	(0.03)	—	(0.03)	$10.16	(2.74)%	1.90%	1.26%	6.97%	$ 551	39%
Year Ended April 30, 2013	$ 9.98	0.17(d)	0.49	0.66	(0.14)	(0.02)	(0.16)	$10.48	6.62%	1.93%(g)	1.65%	7.05%	$ 566	128%
February 29, 2012(e) through April 30, 2012	$10.00	0.03	(0.03)	—	(0.02)	—	(0.02)	$ 9.98	(0.01)%	2.00%	1.47%	9.08%	$ 500	18%
Class I
Six Months Ended October 31, 2013 (unaudited)	$10.51	0.12(d)	(0.37)	(0.25)	(0.08)	—	(0.08)	$10.18	(2.36)%	0.90%	2.26%	2.93%	$11,998	39%
Year Ended April 30, 2013	$ 9.98	0.27(d)	0.50	0.77	(0.22)	(0.02)	(0.24)	$10.51	7.74%	0.93%(g)	2.64%	2.88%	$13,124	128%
February 29, 2012(e) through April 30, 2012	$10.00	0.04	(0.03)	0.01	(0.03)	—	(0.03)	$ 9.98	0.13%	1.00%	2.47%	4.82%	$10,006	18%

(a)	Not annualized for periods less than one year	(e)	Commencement of operations
(b)	Annualized for periods less than one year	(f)	Amount is less than $0.005
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.	(g)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2012
(d)	Calculated using the average shares method		and the higher limit in effect prior to that date.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

1.  Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of October 31, 2013, the Trust is comprised of the following six funds: Emerging Markets Fund (formerly the "Emerging Markets Sector Leader Fund"), Asia Fund (formerly the "Asia Sector Leader Fund"), Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using market quotations or a matrix method provided by an independent pricing service. U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities and exchange-traded funds (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) and rights are all generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of October 31, 2013, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stocks*	$15,269,338	$–	$–	$15,269,338
Preferred Stocks*	778,981	–	–	778,981
Total Investments	$16,048,319	$–	$–	$16,048,319

Asia Fund
Common Stocks	$12,125,497	$–	$–	$12,125,497
Total Investments	$12,125,497	$–	$–	$12,125,497

Emerging Markets Great Consumer Fund
Common Stocks*	$71,154,656	$–	$–	$71,154,656
Preferred Stocks*	2,292,372	–	–	2,292,372
Total Investments	$73,447,028	$–	$–	$73,447,028

Asia Great Consumer Fund
Common Stocks*	$16,627,919	$–	$–	$16,627,919
Total Investments	$16,627,919	$–	$–	$16,627,919

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

	Level 1	Level 2	Level 3	Total Investments
Global Great Consumer Fund
Common Stocks	$9,964,970	$–	$–	$9,964,970
Preferred Stock*	270,918	–	–	270,918
Rights	19	–	–	19
Total Investments	$10,235,907	$–	$–	$10,235,907

Global Dynamic Bond Fund
Corporate Bond	$–	$107,498	$–	$107,498
Foreign Bonds	–	560,023	–	560,023
U.S. Treasury Obligations	–	3,001,386	–	3,001,386
Yankee Dollar Bonds	–	8,297,966	–	8,297,966
Total Investments	$–	$11,966,873	$–	$11,966,873

(*) For detailed industry classifications, see accompanying Schedules of Portfolio Investments.

For the period ended October 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1, 2 or 3 on the recognition dates.

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time purchase of three months or less to be cash equivalents.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charge to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the Funds (except Global Dynamic Bond Fund) intends to declare and distribute net investment income at least annually, if any. The Global Dynamic Bond Fund declares and distributed dividends from net investment income on a monthly basis. In addition, each Fund intends to distribute net realized capital gains, if any, annually.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (PFICs)) do not require a reclassification.

Redemption Fee

A redemption fee of 2.00% is charged and recorded as capital for any shares redeemed after being held for less than 60 days. This fee does not apply to shares that were acquired through reinvestment of dividends or distributions. Redemption Fees collected for the period ended October 31, 2013, are reflected on the Statements of Changes in Net Assets as "Redemption Fees".

Federal Income Taxes

Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether it is more-likely-than-not (i.e., great than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is not impact to the Funds' financial statements.

3.  Derivatives

Futures

Each Fund may engage in transactions in futures contracts, which are standardized, exchange-traded contracts that obligate a purchase to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A Fund may enter into futures contracts in an effort to hedge against market risks. In addition, the Global Dynamic Bond Fund may enter into currency forward futures contracts, which are financial contracts to trade a specific foreign currency at an agreed exchange rate at a future date, generally under a standing binding agreement which may be traded on U.S. and non-U.S. exchanges. A currency forward contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased.

Upon purchasing or selling a futures contract, a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each date thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day, or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The primary risks associated with the use of futures are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of a Fund’s Advisor to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. No open futures contracts were held by the Funds as of or during the period end October 31, 2013.

4.  Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the "Investment Management Agreement"). Under this agreement, each Fund pays the Manager a fee at an annualized rate of the average daily net assets of each Fund as listed below:

Emerging Markets Fund	1.05%
Asia Fund	1.00%
Emerging Markets Great Consumer Fund	1.05%
Asia Great Consumer Fund	1.00%
Global Great Consumer Fund	0.95%
Global Dynamic Bond Fund	0.65%

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

The Manager, with respect to each of Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund.

The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2014 as follows:

Emerging Markets Fund Class A	1.75%*	Asia Great Consumer Fund Class A	1.80%
Emerging Markets Fund Class C	2.50%*	Asia Great Consumer Fund Class C	2.55%
Emerging Markets Fund Class I	1.50%*	Asia Great Consumer Fund Class I	1.55%

Asia Fund Class A	1.70%*	Global Great Consumer Fund Class A	1.75%
Asia Fund Class C	2.45%*	Global Great Consumer Fund Class C	2.50%
Asia Fund Class I	1.45%*	Global Great Consumer Fund Class I	1.50%

Emerging Markets Great Consumer Fund Class A	1.85%	Global Dynamic Bond Fund Class A	1.15%
Emerging Markets Great Consumer Fund Class C	2.60%	Global Dynamic Bond Fund Class C	1.90%
Emerging Markets Great Consumer Fund Class I	1.60%	Global Dynamic Bond Fund Class I	0.90%

*	Limit in effect as of August 28, 2013. Prior to that date, the expense limitations for each class of shares were 0.10% higher than those stated above.

Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Trust's Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2013, the repayments that may potentially be made by the Funds are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
Emerging Markets Fund	$259,921	$464,702	$369,558	$160,465	$1,254,646
Asia Fund	228,588	384,837	335,878	148,632	1,097,935
Emerging Markets Great Consumer Fund	261,596	449,435	463,112	233,786	1,407,929
Asia Great Consumer Fund	249,764	428,164	333,094	148,273	1,159,295
Global Great Consumer Fund	–	76,617	213,482	123,375	413,474
Global Dynamic Bond Fund	–	74,008	270,261	153,262	497,531

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citibank, N.A., serves as the Trust's administrator, transfer agent and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Citi will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held. The Funds have an uncommitted $5,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the period ended October 31, 2013.

Funds Distributor, LLC (the "Distributor") serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2013 as follows:

	Class A	Class C
Emerging Markets Fund	$267	$–
Asia Fund	52	–
Emerging Markets Great Consumer Fund	12,242	–
Asia Great Consumer Fund	652	–
Global Great Consumer Fund	30	–

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

For the period ended October 31, 2013, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund's purchases and sales of portfolio investments are as follows:

	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Asia Fund	Mirae Asset Securities (Hong Kong) Ltd.	$48
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	251
	Mirae Asset Securities (Korea) Ltd.	216
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	40
	Mirae Asset Securities (Korea) Ltd.	25
Global Dynamic Bond Fund	Mirae Asset Securities (USA) Inc.	189

Under the Fund Compliance and AML Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO") and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as "Compliance service fees".

Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.

5.  Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2013 were as follows:

	Purchases	Sales
Emerging Markets Fund	$5,743,741	$5,569,574
Asia Fund	5,494,138	5,616,415
Emerging Markets Great Consumer Fund	39,196,026	6,644,334
Asia Great Consumer Fund	3,425,157	2,278,208
Global Great Consumer Fund	978,018	683,550
Global Dynamic Bond Fund	4,423,431	6,137,459

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2013 were as follows:

	Purchases	Sales
Global Dynamic Bond Fund	$985,918	$2,490,879

6.  Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

7.  Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 ( the "1933 Act") or pursuant to the resale limitations provided by rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. The Manager determines the liquidity of a Fund's investments under the supervision of the Board. At October 31, 2013, the Global Dynamic Bond Fund held restricted securities representing 28% of net assets, none of which have been deemed illiquid. The restricted securities held as of October 31, 2013 are identified below and are also presented in the Fund's Schedule of Portfolio Investments.

Global Dynamic Bond Fund	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Banco Santander Brasil SA, 8.00%, 3/18/16	1.0%	5/2/13	$151,134	$300,000	$126,585
Banco de Credito e Inversiones, 4.00%, 2/11/23	1.8%	2/6/13	248,188	250,000	234,755
Caixa Economica Federal, 4.50%, 10/3/18	1.2%	9/27/13	149,025	150,000	151,125
CNPC General Capital Ltd., 2.75%, 4/19/17	1.6%	4/12/12	199,982	200,000	204,943
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	1.8%	2/6/13	248,490	250,000	231,875
Golden Eagle Retail Group Ltd., 4.63%, 5/21/23	1.4%	5/14/13	199,162	200,000	179,576
Hana Bank, 3.50%, 10/25/17	4.0%	4/19/12	499,700	500,000	524,745
KazAgro National Management Holding JSC, 4.63%, 5/24/23	1.5%	5/17/13	200,000	200,000	190,050
PT Pertamina, 4.88%, 5/3/22	1.9%	4/26/12	248,535	250,000	241,250
Russian Federation, 4.88%, 9/16/23	1.6%	9/10/13	195,750	200,000	210,300
State Bank of India, 3.25%, 4/18/18	2.2%	5/3/13	302,520	300,000	293,280
Turk EximBank, 5.88%, 4/24/19	2.0%	4/13/12	247,318	250,000	262,749
Turkiye Garanti Bankasi, 4.00%, 9/13/17	1.9%	9/6/12	248,045	250,000	249,063
VTB Bank OJSC, 6.95%, 10/17/22	1.6%	10/24/12	207,700	200,000	206,000
Worri Bank Co. Ltd., 2.88%, 10/2/18	1.5%	9/24/13	198,862	200,000	200,064

8.  Federal Income Tax Information

At April 30, 2013, the Funds had net capital loss carryforwards ('CLCFs") for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward for an unlimited period capital losses incurred in taxable years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As the result of the rule, pre-enactment CLCFs may have an increased likelihood of expiring unused. Additionally, post-enactment CLCFs will retain their character as short-term or long-term capital losses rather than being considered all short-term under previous law.

Capital loss carryforwards subject to expiration:

Expires 2019
Asia Fund	$6,627

Capital loss carryforwards originating in the current tax year and not subject to expiration:

	Short Term Amount	Long Term Amount	Total
Emerging Markets Fund	$2,276,100	$287,870	$2,563,970
Asia Fund	190,979	–	190,979
Emerging Markets Great Consumer Fund	785,999	–	785,999
Asia Great Consumer Fund	1,574,684	–	1,574,684

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:

	Post-October Capital Loss Deferred	Late Year Ordinary Loss Deferred	Total
Asia Fund	$–	$23,684	$23,684
Emerging Markets Great Consumer Fund	266,755	115,087	381,842
Asia Great Consumer Fund	–	125,097	125,097
Global Great Consumer Fund	–	21,276	21,276

The tax character of dividends paid to shareholders during the tax year ended April 30, 2013 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Global Great Consumer Fund	$136,107	$4,928	$141,035	$141,035
Global Dynamic Bond Fund	274,265	1,716	275,981	275,981

As of April 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$13,440	$–	$13,440	$(2,563,970)	$1,607,516	$(943,014)
Asia Fund	–	–	–	(214,663)	1,407,769	1,193,106
Emerging Markets Great Consumer Fund	–	–	–	(1,167,841)	6,124,910	4,957,069
Asia Great Consumer Fund	–	–	–	(1,706,408)	3,800,600	2,094,192
Global Great Consumer Fund	–	83,014	83,014	(21,276)	1,187,410	1,249,148
Global Dynamic Bond Fund	79,048	37,581	116,629	–	445,366	561,995

At October 31, 2013, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$14,426,039	$2,164,913	$(542,633)	$1,622,280
Asia Fund	10,463,660	1,903,787	(241,950)	1,661,837
Emerging Markets Great Consumer Fund	65,974,658	8,896,941	(1,424,571)	7,472,370
Asia Great Consumer Fund	12,928,214	4,043,535	(343,830)	3,699,705
Global Great Consumer Fund	7,463,576	2,785,056	(12,725)	2,772,331
Global Dynamic Bond Fund	11,831,458	267,324	(131,909)	135,415

9.  New Accounting Pronouncement

Effective May 1, 2013, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The adoption of ASU 2013-01 did not impact the Fund's financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2013
(Unaudited)

10.  Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2013, the Funds have individual shareholder account and/or omnibus shareholder accounts (comprised of a group of individual shareholders), each of which is affiliated with the Manager, and representing ownership as follows:

Beneficial Ownership
Emerging Markets Fund	44%
Asia Fund	27%
Asia Great Consumer Fund	71%
Global Great Consumer Fund	33%
Global Dynamic Bond Fund	73%

11.  Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement

On June 17-18, 2013, as well as during a special telephonic meeting on June 7, 2013, the Board of the Trust considered the renewal of the following:  (1) the Investment Management Agreement between the Trust and the Manager for the Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and the Sub-Manager for the Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).

In connection with the Annual Approval, the Board requested and received a wide variety of information from the Manager and Sub-Manager. The materials described, among other things:  the Manager’s and Sub-Manager’s business; the Manager’s and Sub-Manager’s organizational structure, personnel and operations; the services provided by the Manager and Sub-Manager with respect to the Funds; the Funds’ performance; the Manager’s and Sub-Manager’s fees and the Funds’ net total expenses; the Manager’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters.  At the meetings, representatives of the Manager discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Manager’s services and personnel and the Manager’s profitability.  Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.

Nature, Extent and Quality of the Services

In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Manager under the Investment Management Agreement and by the Sub- Manager under the Sub-Management Agreement.  The Board considered the quality of the investment research capabilities of the Manager and the Sub-Manager and other resources dedicated to performing services for the Funds.  The Board also considered information regarding: the experience and professional background of the portfolio managers at the Manager and the Sub-Manager and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Manager’s/Sub-Manager’s senior management and staff; the quality of the Manager’s/Sub-Manager’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Manager/Sub-Manager, including financial statements of the Manager and Sub-Manager. The Board also took into account its familiarity with the Manager and Sub-Manager through Board meetings, discussions and reports during the preceding months in connection with the Funds.

The Board discussed the adequacy of the resources and quality of services provided by the Manager and the Sub-Manager under their respective Agreements.  The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.

Costs of Services and Profitability

The Manager then discussed with the Board its costs of services provided to the Funds.  The Board considered the Manager’s and Sub-Manager’s resources devoted to the Funds as well as the Manager’s and Sub-Manager’s income from the Funds and other products.  The Manager then discussed its profitability analysis with respect to the Funds and the impact of the Manager’s reimbursement of expenses with respect to all of the Funds.

Compensation

The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual advisory fees, and net total expense ratios to the net management fees, contractual advisory fees, and net total expense ratios of each Fund’s peer group median.  Each Fund’s net management fee was below its peer group median net management fee.  Each Fund’s contractual advisory fee was above its peer group median contractual advisory fee.  The Board considered that the Manager had reduced the contractual advisory fee of each of the Global Great Consumer Fund and the Global Dynamic Bond Fund effective August 28, 2012.  The Global Great Consumer Fund’s contractual advisory fee was reduced from 1.05% to 0.95% and the Global Dynamic Bond Fund’s contractual advisory fee was reduced from 0.75% to 0.65%.  The Board also considered each Fund’s net total expense ratio, noting that each Fund’s net total expense ratio was above the median net total expense ratio for its peer group. The Board also received information about the Manager’s compensation for products with similar strategies.  The Board considered the Manager’s commitment to maintain the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust.

Performance

The Board received performance comparison information for each Fund that included a comparison of each Fund’s performance to that of its benchmark and to a Manager-selected peer group for the one-year period and since inception periods ended March 31, 2013. The Emerging Markets Fund outperformed its benchmark over the one-year period, underperformed its benchmark since inception, and underperformed its peer group over both periods. The Asia Fund outperformed its benchmark over the one-year period, underperformed its benchmark since inception, and underperformed its peer group over both periods. The Emerging Markets Great Consumer Fund outperformed its benchmark and its peer group over both periods. The Asia Great Consumer Fund outperformed its benchmark over the one-year period, underperformed its benchmark since inception, outperformed its peer group over the one-year period and underperformed its peer group since inception. The Global Great Consumer Fund underperformed its benchmark and its peer group over both periods. The Global Dynamic Bond Fund underperformed its benchmark over both periods and outperformed its peer group over both periods.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement

The Board also considered the Strategic Insight report containing the Funds’ Morningstar Category Rankings (annual net total returns) for the three-month and one-year periods ended March 31, 2013.  The Emerging Markets Fund was in the middle Morningstar Category for both periods.  The Asia Fund was in the middle Morningstar Category for the three-month period and was in the second-best Morningstar Category for the one-year period.  The Emerging Markets Great Consumer Fund was in the best Morningstar Category for both periods.  The Asia Great Consumer Fund was in the best Morningstar Category for the three-month period and was in the second-best Morningstar Category for the one-year period.  The Global Great Consumer Fund was in the second-lowest Morningstar Category for the three-month period and was in the lowest Morningstar Category for the one-year period.  The Global Dynamic Bond Fund was in the second-best Morningstar Category for both periods.

The Manager discussed factors behind the various Funds’ performance.

Economies of Scale

The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Other Benefits

The Board noted that the Manager indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Management Agreements were fair and reasonable with respect to the services that the Manager and the Sub-Manager provide to each Fund and in light of the other factors described above that the Board deemed relevant.  The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.  The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or	Mirae Asset Discovery Funds
Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the "Trust"). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust's website at http://investment.miraeasset.us.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.

10/13

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Included as part of report to stockholders under Item 1.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable - only for annual reports.

(a)(2)

Separate certfications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)      Not applicable.

(b)

A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	12/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date	12/26/2013

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	12/26/2013

* Print the name and title of each signing officer under his or her signature.